Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [table]
- Net interest income	€ 14,000	€ 13,552	€ 13,811
- Net fee and commission income	3,517	3,011	2,868
Total income	20,093	17,227	17,125
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	8,385	3,399	5,653
Taxation	2,306	1,070	1,652
Non-controlling interests	128	78	99
Basic earnings	5,951	2,250	3,903
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Total income	(1,603)	410	1,181
Taxation	(429)	176	303
Basic earnings	(1,174)	234	878
Netherlands [member]
Disclosure of operating segments [table]
Taxation	729	284	437
Geographical Segments Banking [Member]
Disclosure of operating segments [table]
Result before taxation	6,782	3,809	6,834
Basic earnings	5,951	2,250	3,903
Geographical Segments Banking [Member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	13,615	13,604	14,079
- Net fee and commission income	3,517	3,011	2,868
- Total investment and other income	1,359	1,022	1,360
Total income	18,490	17,637	18,306
- Operating expenses	11,192	11,153	10,353
- Additions to loan loss provision	516	2,675	1,120
Total expenses	11,708	13,828	11,472
Result before taxation	6,782	3,809	6,834
Taxation	1,877	1,246	1,955
Non-controlling interests	128	78	99
Basic earnings	4,776	2,485	4,781
Geographical Segments Banking [Member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	1,174	(234)	(878)
Geographical Segments Banking [Member] | Netherlands [member]
Disclosure of operating segments [table]
Result before taxation	2,145	1,788	2,185
Basic earnings	2,312	1,094	1,363
Geographical Segments Banking [Member] | Netherlands [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	4,068	4,178	4,213
- Net fee and commission income	1,070	981	994
- Total investment and other income	314	398	119
Total income	5,452	5,557	5,325
- Operating expenses	3,279	3,347	2,994
- Additions to loan loss provision	28	421	146
Total expenses	3,307	3,769	3,140
Result before taxation	2,145	1,788	2,185
Taxation	556	518	549
Non-controlling interests		(1)
Basic earnings	1,589	1,271	1,637
Geographical Segments Banking [Member] | Netherlands [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	723	(177)	(273)
Geographical Segments Banking [Member] | Belgium [member]
Disclosure of operating segments [table]
Result before taxation	948	269	805
Basic earnings	755	207	186
Geographical Segments Banking [Member] | Belgium [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	2,109	2,116	2,233
- Net fee and commission income	717	583	533
- Total investment and other income	265	196	233
Total income	3,092	2,896	2,999
- Operating expenses	1,960	2,037	1,925
- Additions to loan loss provision	184	589	268
Total expenses	2,143	2,627	2,194
Result before taxation	948	269	805
Taxation	240	89	247
Basic earnings	708	180	558
Geographical Segments Banking [Member] | Belgium [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	47	27	(372)
Geographical Segments Banking [Member] | Germany [member]
Disclosure of operating segments [table]
Result before taxation	1,125	1,146	1,409
Basic earnings	1,153	647	697
Geographical Segments Banking [Member] | Germany [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,943	2,090	2,122
- Net fee and commission income	525	468	315
- Total investment and other income	121	127	169
Total income	2,589	2,684	2,606
- Operating expenses	1,346	1,270	1,237
- Additions to loan loss provision	117	267	(40)
Total expenses	1,463	1,537	1,197
Result before taxation	1,125	1,146	1,409
Taxation	359	381	476
Non-controlling interests	4	4	3
Basic earnings	762	761	929
Geographical Segments Banking [Member] | Germany [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	390	(115)	(232)
Geographical Segments Banking [Member] | Other Challengers [member]
Disclosure of operating segments [table]
Result before taxation	662	220	618
Basic earnings	482	159	411
Geographical Segments Banking [Member] | Other Challengers [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,889	1,781	1,808
- Net fee and commission income	331	276	283
- Total investment and other income	88	27	16
Total income	2,308	2,084	2,107
- Operating expenses	1,547	1,566	1,318
- Additions to loan loss provision	99	298	171
Total expenses	1,646	1,864	1,489
Result before taxation	662	220	618
Taxation	194	91	207
Basic earnings	468	129	411
Geographical Segments Banking [Member] | Other Challengers [member] | Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [table]
Basic earnings	14	30
Geographical Segments Banking [Member] | Growth Markets [member]
Disclosure of operating segments [table]
Result before taxation	944	395	785
Basic earnings	641	178	530
Geographical Segments Banking [Member] | Growth Markets [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,532	1,578	1,610
- Net fee and commission income	351	286	304
- Total investment and other income	446	215	420
Total income	2,330	2,078	2,334
- Operating expenses	1,276	1,272	1,277
- Additions to loan loss provision	110	412	271
Total expenses	1,386	1,684	1,548
Result before taxation	944	395	785
Taxation	178	141	159
Non-controlling interests	124	75	96
Basic earnings	641	178	530
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [table]
Result before taxation	1,303	357	774
Basic earnings	1,016	273	630
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	1,805	1,654	1,633
- Net fee and commission income	520	418	446
- Total investment and other income	171	243	292
Total income	2,496	2,315	2,370
- Operating expenses	1,214	1,273	1,293
- Additions to loan loss provision	(21)	684	303
Total expenses	1,192	1,957	1,596
Result before taxation	1,303	357	774
Taxation	287	85	144
Basic earnings	1,016	273	630
Geographical Segments Banking [Member] | Other [member]
Disclosure of operating segments [table]
Result before taxation	(345)	(367)	258
Basic earnings	(409)	(308)	85
Geographical Segments Banking [Member] | Other [member] | Net Results IFRS-EU [Member]
Disclosure of operating segments [table]
- Net interest income	268	208	461
- Net fee and commission income	3	(1)	(7)
- Total investment and other income	(46)	(184)	111
Total income	226	23	566
- Operating expenses	570	387	308
- Additions to loan loss provision		2
Total expenses	570	390	308
Result before taxation	(345)	(367)	258
Taxation	64	(59)	173
Basic earnings	(409)	(308)	85
Retail [member]
Disclosure of operating segments [table]
Result before taxation	4,253	3,348	4,744
Retail [member] | Netherlands [member]
Disclosure of operating segments [table]
Result before taxation	1,936	2,078	2,204
Retail [member] | Belgium [member]
Disclosure of operating segments [table]
Result before taxation	583	122	647
Retail [member] | Germany [member]
Disclosure of operating segments [table]
Result before taxation	786	950	957
Retail [member] | Other Challengers [member]
Disclosure of operating segments [table]
Result before taxation	206	(27)	307
Retail [member] | Growth Markets [member]
Disclosure of operating segments [table]
Result before taxation	742	225	628
Wholesale Banking [Member]
Disclosure of operating segments [table]
Result before taxation	2,874	827	1,830
Wholesale Banking [Member] | Netherlands [member]
Disclosure of operating segments [table]
Result before taxation	209	(290)	(19)
Wholesale Banking [Member] | Belgium [member]
Disclosure of operating segments [table]
Result before taxation	365	147	158
Wholesale Banking [Member] | Germany [member]
Disclosure of operating segments [table]
Result before taxation	340	197	451
Wholesale Banking [Member] | Other Challengers [member]
Disclosure of operating segments [table]
Result before taxation	456	247	311
Wholesale Banking [Member] | Growth Markets [member]
Disclosure of operating segments [table]
Result before taxation	202	169	157
Wholesale Banking [Member] | Wholesale Banking Rest Of World [member]
Disclosure of operating segments [table]
Result before taxation	1,303	357	774
Wholesale Banking [Member] | Other [member]
Disclosure of operating segments [table]
Result before taxation			(3)
Corporate Line Banking [member]
Disclosure of operating segments [table]
Result before taxation	(345)	(367)	261
Corporate Line Banking [member] | Other [member]
Disclosure of operating segments [table]
Result before taxation	€ (345)	€ (367)	€ 261